CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
CONTRACTUAL OBLIGATIONS [Abstract]
Contractual Commitments
As of December 31, 2019, the Company had the following contractual commitments:

	Estimated maturity date
	Total	Due less than one year	Less than one year	1-2 years	3-5 years	More than 5 years
Financial indebtedness (1)	42,089,583	-	3,048,790	6,063,863	32,976,930	-
Purchase obligations (2)	7,358,968	-	842,255	6,516,713	-	-
Financial Leases	3,046,173	90,363	447,976	896,074	896,074	715,686
Total	52,494,724	90,363	4,339,021	13,476,650	33,873,004	715,686
(1) Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
(2) Corresponds to purchase of natural gas contracts for the processing of liquids.